NET PREMIUMS EARNED - Gross Written Premiums After Adjustments by Insurance Type (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 2,860,457	S/ 2,859,739	S/ 2,613,062
Participation rate in total gross premium		100.00%	100.00%	100.00%
Health insurance [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 561,702	S/ 548,163	S/ 536,134
Participation rate in total gross premium	[1]	19.64%	19.17%	20.53%
Life insurance contracts [member]
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 1,282,233	S/ 1,245,858	S/ 1,144,159
Participation rate in total gross premium	[1]	44.83%	43.57%	43.79%
General Insurance [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 1,016,522	S/ 1,065,718	S/ 932,769
Participation rate in total gross premium	[1]	35.53%	37.26%	35.68%

[1]	This item includes earned premiums, reinsurance premiums accepted and coinsurance premiums accepted and received.